OMB Number: 3235-0646

                                 NON-PUBLIC
United STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM SH
FORM SH COVER PAGE
Report for the Period Ended: January 31, 2010
Check here if Amendment             [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Inflective Asset Management LLC
Address:    1334 Parkview Avenue
            Suite 310
            Manhattan Beach, CA 90266
            USA

13F File Number: 028-11615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Mary Ward
Title:          Group Legal Operations Manager
Phone:          00 44 1603 684420
Signature, Place, and Date of Signing:
Mary Ward    London, United Kingdom    01 February, 2010

Report Type (Check only one.):
[ ]        FORM SH ENTRIES REPORT.
[X]        FORM SH NOTICE.
[ ]        FORM SH COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name:       Aviva plc          028-06609
Address:    St Helen's
            1 Undershaft
            London
            EC3P 3DQ
            United Kingdom

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                 NON-PUBLIC